PREPAID EXPENSES	12 Months Ended
Nov. 30, 2023
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
PREPAID EXPENSES [Text Block]

4. PREPAID EXPENSES

As at November 30, 2023, and November 30, 2022, the Company's prepaid expenses consist of the following:

	November 30, 2023	November 30, 2022
Advertising and promotions	$-	$113
Investor relations	85,510	-
Professional fees	7,469	-
Consulting fees	80,000	-
Rent	-	8,247
Transfer agent and filing fees	7,143	13,748
Insurance	3,750	8,839
	$183,872	$30,947

The prepayments for advertising and business development include prepayments for marketing and awareness programs handled by an arms' length parties for a six to twelve-month period. Consulting fees consist of prepayment for advisory services to develop new business relationships and general business consulting services to the company. Investor relations fees consist of prepayment for consultants for strategic investor discussions and market awareness of the Company. Prepaid rent pertains to the amount paid for the security deposit of the rent while prepayments for transfer agent and filing fees include annual fee of transfer agent for the issuance of shares, closing of private placement and other related compliance.